Average Annual Total Returns	12 Months Ended
Jan. 31, 2013
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.35%
Five Years	5.88%
Ten Years	5.06%
Inception Date	Jun. 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.45%
Five Years	5.99%
Ten Years	5.16%
Inception Date	Feb. 12, 2001
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.36%
Five Years	8.56%
Ten Years	8.09%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.47%
Five Years	8.68%
Ten Years	8.21%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.14%
Five Years	7.45%
Ten Years	6.07%
Inception Date	Nov. 01, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.25%
Five Years	7.56%
Ten Years	6.18%
Inception Date	Feb. 12, 2001
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.67%
Five Years	6.16%
Ten Years	5.18%
Inception Date	Oct. 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.78%
Five Years	6.29%
Ten Years	5.31%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.66%
Five Years	10.01%
Ten Years	7.67%
Inception Date	Jul. 09, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.77%
Five Years	10.13%
Ten Years	7.78%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.47%
Five Years	9.44%
Ten Years	7.42%
Inception Date	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.57%
Five Years	9.57%
Ten Years	7.56%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.44%
Five Years	3.43%
Ten Years	3.39%
Inception Date	Dec. 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.54%
Five Years	3.54%
Ten Years	3.49%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.52%
Five Years	4.01%
Ten Years	3.94%
Inception Date	Oct. 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.63%
Five Years	4.12%
Ten Years	4.04%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.66%
Five Years	4.16%
Ten Years	4.08%
Inception Date	Sep. 30, 1997
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.69%
Five Years	2.72%
Ten Years	3.03%
Inception Date	Oct. 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.79%
Five Years	2.83%
Ten Years	3.15%
Inception Date	Feb. 13, 2001
Return After Taxes on Distributions | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.09%
Five Years	4.21%
Ten Years	3.35%
Return After Taxes on Distributions | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.87%
Five Years	5.75%
Ten Years	5.33%
Return After Taxes on Distributions | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.38%
Five Years	5.40%
Ten Years	4.12%
Return After Taxes on Distributions | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.83%
Five Years	4.61%
Ten Years	3.54%
Return After Taxes on Distributions | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.66%
Five Years	7.83%
Ten Years	5.55%
Return After Taxes on Distributions | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.82%
Five Years	7.40%
Ten Years	5.43%
Return After Taxes on Distributions | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.87%
Five Years	2.43%
Ten Years	2.25%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.62%
Five Years	2.74%
Ten Years	2.57%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.71%
Five Years	2.83%
Ten Years	2.66%
Return After Taxes on Distributions | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.34%
Five Years	1.92%
Ten Years	1.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.61%
Five Years	4.07%
Ten Years	3.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.24%
Five Years	5.58%
Ten Years	5.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.22%
Five Years	5.23%
Ten Years	4.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.83%
Five Years	4.52%
Ten Years	3.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.74%
Five Years	7.31%
Ten Years	5.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.53%
Five Years	7.04%
Ten Years	5.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.00%
Five Years	2.36%
Ten Years	2.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.99%
Five Years	2.68%
Ten Years	2.56%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.08%
Five Years	2.78%
Ten Years	2.65%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.50%
Five Years	1.89%
Ten Years	1.98%
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.56%
Five Years	9.71%
Ten Years	7.65%
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.56%
Five Years	9.71%
Ten Years	7.65%
Barclays U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.81%
Five Years	10.34%
Ten Years	10.62%
Barclays U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.81%
Five Years	10.34%
Ten Years	10.62%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.42%
Five Years	6.03%
Ten Years	5.21%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.42%
Five Years	6.03%
Ten Years	5.21%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.89%
Five Years	3.36%
Ten Years	3.33%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.89%
Five Years	3.36%
Ten Years	3.33%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.97%
Five Years	3.39%
Ten Years	3.38%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.97%
Five Years	3.39%
Ten Years	3.38%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.51%
Five Years	5.17%
Ten Years	4.57%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.51%
Five Years	5.17%
Ten Years	4.57%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.51%
Five Years	5.17%
Ten Years	4.57%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.63%
Five Years	7.23%
Ten Years	5.71%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.63%
Five Years	7.23%
Ten Years	5.71%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.26%
Five Years	8.58%
Ten Years	6.81%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.26%
Five Years	8.58%
Ten Years	6.81%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.10%
Five Years	9.60%
Ten Years	7.42%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.10%
Five Years	9.60%
Ten Years	7.42%